SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of cumulative effect of the changes made to the company consolidated balance sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	$ 648	$ 644
Operating lease ROU assets	6,010
Prepaid land leases	15,742	16,599
Operating lease liabilities (current)	2,489
Operating lease liabilities (non-current)	3,302
Accounting Standards Update 2016-02 [Member] | Scenario Previously Reported [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses		644
Operating lease ROU assets		0
Prepaid land leases		16,599
Operating lease liabilities (current)		0
Operating lease liabilities (non-current)		0
Accounting Standards Update 2016-02 [Member] | Restatement Adjustment [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	(219)	(347)
Operating lease ROU assets	6,010	6,924
Prepaid land leases	0	0
Operating lease liabilities (current)	(2,489)	(2,402)
Operating lease liabilities (non-current)	(3,302)	(4,175)
Accounting Standards Update 2016-02 [Member] | Restated [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses		297
Operating lease ROU assets		6,924
Prepaid land leases		16,599
Operating lease liabilities (current)		(2,402)
Operating lease liabilities (non-current)		$ (4,175)
Accounting Standards Update 2016-02 [Member] | As Reported [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	654
Operating lease ROU assets	6,010
Prepaid land leases	15,742
Operating lease liabilities (current)	(2,489)
Operating lease liabilities (non-current)	(3,302)
Accounting Standards Update 2016-02 [Member] | Legacy Gaap [Member]
Assets and Liabilities, Lessee [Abstract]
Prepaid expenses	873
Operating lease ROU assets	0
Prepaid land leases	15,742
Operating lease liabilities (current)	0
Operating lease liabilities (non-current)	$ 0